SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Plant, Equipment And Mining Properties - Mexico	$ 53,162	$ 52,891
Plant, Equipment And Mining Properties - Canada	454	178
Total Plant, Equipment And Mining Properties	$ 53,616	$ 53,069